Note 5 - Revenues - Disaggregation of Revenue (Unaudited) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 62,234	$ 55,848	$ 62,234	$ 55,848
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	44,535	38,398	44,535	38,398
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	42,232	36,162
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,303	2,236
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	17,699	17,450	17,699	17,450
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	7,149	7,290	$ 7,149	$ 7,290
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	5,160	5,165
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,259	2,017
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,541	1,541
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 1,590	$ 1,437